Lease Liability (Tables)	12 Months Ended
Dec. 31, 2025
Lease Liability [Abstract]
Schedule of Lease Liability Recognized

The details of the lease liability recognized as at December 31, 2025 are as follows:

	Office Lease	Tower Leases	Total
Balance, December 31, 2023	$135,337	$—	$135,337
Accrued interest	4,663	—	4,663
Lease payables transferred back from AP for cash settlement	160,000	—	160,000
Cash payments	(300,000)	—	(300,000)
Movement in exchange rates	—	—	—
Balance, December 31, 2024	—	—	—
Additions	272,274	64,653	336,927
Acquisition (note 4)	—	189,096	189,096
Accrued interest	11,564	8,973	20,537
Cash payments	(96,000)	(17,782)	(113,782)
Reclass to Accounts payable	(48,000)	—	(48,000)
Movement in exchange rates	—	11,343	11,343
Balance, December 31, 2025	$139,838	$256,283	$396,121

The Company has committed to the following undiscounted minimum lease payments remaining as at December 31, 2025:

Years ended December 31:
2026	$213,739
2027	51,553
2028	51,553
2029	51,553
2030	51,553
Thereafter	67,227
$487,178

Schedule of Lease Liability
	Maturity	Incremental borrowing rate	December 31, 2025	December 31, 2024
Current	2025	0.83% - 5.45%	$187,442	$—
Non-current	2035	0.83% - 5.45%	208,679	—
			$396,121	$—